Benefit Plans (Weighted Average Assumptions Used to Determine Benefit Obligations) (Details) - Pension [Member]	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Discount rate for obligations	5.66%	5.14%	5.41%
Rate of compensation increases	3.21%	3.21%	3.21%